Note 16 - Finance Income and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2021	2020	2019

Finance income received - Bank	14	62	146

Finance cost - Term loan (note 30)	56	386	165
Finance cost - Capitalised to property, plant and equipment (note 18)	(17)	(53)	(165)
Unwinding of rehabilitation provision (note 29)	–	2	20
Finance cost - Leases (note 15)	24	15	17
Finance cost - Overdraft	86	17	307
ZESA interest *	226	–	–
	375	367	344